Note 15 - Related Party Balances and Transactions (Details Textual) - Sincere Fame International Limited [Member] ¥ in Thousands, $ in Millions			12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)
Interest Receivable, Current					¥ 32,495
Interest Income, Other			¥ 8,714	¥ 8,088
Revolving Credit Facility [Member]
Revolving Loan Amount	$ 50	¥ 317,990
Related Party Transaction, Rate	7.30%	7.30%